Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2017	Nov. 30, 2016	Aug. 31, 2017	Aug. 31, 2016
Cash Flows from Operating Activities
Net Loss	$ (1,234,340)	$ (75,297)	$ (1,789,167)	$ (13,079)
Adjustments to reconcile net loss to net cash used by operating activities:
Depreciation expense	2,119		1,610
Stock-based compensation - consulting fees	532,500		1,173,334
Stock-based compensation - employees	72,500		193,333
Stock-based compensation - professional fees	335,872
Gain on settlement of accounts payable and accrued liabilities			(47,003)
Gain on settlement of bank overdraft		(572)	(572)
Changes in operating assets and liabilities:
Increase in prepaid expense	(5,000)	(9,000)
Increase (decrease) in accounts payable and accrued liabilities	53,632	(1,285)	25,358	144
Increase (decrease) in bank overdraft		(630)	(630)
Increase in interest payable to related party	10,824
Net cash used by operating activities	(231,893)	(86,784)	(443,737)	(12,935)
Cash Flows from investing activities
Purchase of office equipment			(5,932)
Net cash used by investing activities			(5,932)
Cash Flows from financing activities
Repayments to former related party		(28,266)
Due to related party	279,540		378,216
Advances from (repayments to) former related party		1,285	(26,981)	12,935
Repayment of note payable to former related party		(50,000)	(50,000)
Buyback of preferred stock		(33,735)	(33,735)
Proceeds from sale of common stock - net		180,000	180,000
Contributed capital		17,500	17,500
Net cash provided by financing activities	279,540	86,784	465,000	12,935
Effect of exchange rate on cash	(47)		75
Net Increase (Decrease) in Cash	47,600		15,406
Cash and cash equivalents at beginning of period	15,406
Cash and cash equivalents at end of period	63,006		15,406
Supplemental Cash Flow Information:
Income taxes paid
Interest paid
Carrying Value of Nova assets and liabilities at August 29, 2017:
Office equipment - net			13,628
Website development costs			92,035
Total Assets			105,663
Accounts payable and accrued liabilities			24,651
Due to related party			135,865
Total Liabilities			160,516
Excess of liabilities over assets			54,853
Class C Common Stock [Member]
Non-cash Investing and Financing Activities:
Issuance of shares of common stock			1,680,000
Class A Common Stock [Member]
Non-cash Investing and Financing Activities:
Issuance of shares of common stock			$ 1,480,000